Shareholder Report, Holdings (Details)	May 31, 2026
C000120923 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000120923 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000120923 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000120923 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000120923 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000120923 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000120923 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000120923 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000120923 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000120923 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000120923 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000120923 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000120923 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000120923 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000120923 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000120923 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000120923 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000120923 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000120923 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000120923 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000120923 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000120923 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000120923 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000120923 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000120923 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000120923 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088942 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088942 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088942 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088942 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088942 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088942 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088942 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088942 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088942 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088942 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088942 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088942 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088942 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088942 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088942 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088942 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088942 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088942 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088942 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088942 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088942 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088942 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088942 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088942 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088942 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088942 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088941 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088941 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088941 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088941 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088941 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088941 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088941 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088941 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088941 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088941 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088941 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088941 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088941 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088941 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088941 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088941 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088941 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088941 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088941 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088941 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088941 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088941 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088941 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088941 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088941 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088941 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088940 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088940 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088940 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088940 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088940 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088940 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088940 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088940 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088940 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088940 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088940 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088940 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088940 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088940 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088940 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088940 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088940 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088940 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088940 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088940 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088940 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088940 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088940 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088940 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088940 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088939 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088939 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088939 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088939 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088939 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088939 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088939 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088939 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088939 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088939 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088939 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088939 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088939 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088939 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088939 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088939 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088939 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088939 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088939 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088939 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088939 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088939 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088939 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088939 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088939 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088939 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088938 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088938 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088938 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088938 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088938 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088938 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088938 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088938 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088938 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088938 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088938 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088938 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088938 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088938 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088938 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088938 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088938 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088938 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088938 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088938 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088938 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088938 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088938 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088938 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088938 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088938 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088937 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088937 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088937 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088937 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088937 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088937 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088937 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088937 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088937 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088937 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088937 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088937 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088937 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088937 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088937 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088937 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088937 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088937 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088937 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088937 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088937 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088937 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088937 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088937 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088937 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088937 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088936 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088936 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088936 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088936 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088936 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088936 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088936 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088936 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088936 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088936 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088936 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088936 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088936 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088936 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088936 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088936 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088936 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088936 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088936 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088936 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088936 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088936 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088936 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088936 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088936 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088936 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000088935 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000088935 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000088935 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.60%
C000088935 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088935 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.60%
C000088935 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000088935 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088935 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000088935 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088935 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.80%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	30.50%
C000088935 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	(2.40%)
Percent of Net Long Exposure	1.40%
C000088935 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088935 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.60%
C000088935 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.30%
C000088935 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	41.20%
Percent of Total Short Exposure	(3.90%)
Percent of Net Long Exposure	37.30%
C000088935 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	28.70%
C000088935 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	85.00%
Percent of Total Short Exposure	(111.00%)
Percent of Net Short Exposure	(26.00%)
C000088935 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	131.90%
Percent of Total Short Exposure	(7.30%)
Percent of Net Long Exposure	124.60%
C000088935 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000088935 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088935 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000088935 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000088935 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	(2.50%)
Percent of Net Long Exposure	8.50%
C000088935 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.60%
C000088935 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000088935 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%